Schedule of Investments (unaudited) November 30, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 97.6%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$2,413,980
Series A, 5.00%, 11/01/21	1,115	1,164,261
Series A, 5.00%, 11/01/22	365	398,303
Series A, 5.00%, 11/01/23	200	227,610
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,088,643
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	113,180
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,314,430
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,308,450
City of New York NY GO
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,757,574
Series 1, 5.00%, 08/01/23	250	280,680
Series 2015-A, 5.00%, 08/01/22	500	538,190
Series 2015-A, 5.00%, 08/01/23	400	449,088
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	297,933
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,268,230
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	85	87,543
Series A-1, 5.00%, 08/01/27 (PR 08/01/21)	165	170,320
Series A-1, 5.00%, 08/01/31 (PR 08/01/21)	200	206,448
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	540,485
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	598,375
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	592,980
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	999,112
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	397,653
Series B, 5.00%, 08/01/22	845	909,541
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,174,950
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	682,147
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	296,613
Series C, 5.00%, 08/01/22	475	511,280
Series C, 5.00%, 08/01/23	500	561,360
Series C, 5.00%, 08/01/26	1,000	1,246,130
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,592,412
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	600,990
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	805,360
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	289,090
Series C-1, 5.00%, 08/01/27	500	639,280
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	630,420
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,154,380
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	280	290,380
Series D-1, 5.00%, 10/01/30 (PR 10/01/21)	220	228,741
Series D-1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,644,641
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,422,165
Series E, 5.00%, 08/01/23	740	830,813
Series E, 5.00%, 08/01/24	470	548,584
Series E, 5.00%, 08/01/26	500	623,065
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	457,340
Series F, 5.00%, 08/01/21	240	247,507
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	262,943
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	384,685
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	582,940
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	548,960
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	604,340
Series F-3, 5.00%, 12/01/25	500	611,745
Series G-1, 5.00%, 04/01/22	500	530,625
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,060,100
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	264,958
Series I, 5.00%, 08/01/21	600	618,768
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,077,830

Security	Par (000)	Value

New York (continued)
Series I, 5.00%, 08/01/27 (Call 08/01/22)	$725	$779,157
Series J, 5.00%, 08/01/21	600	618,768
Series J, 5.00%, 08/01/23	1,000	1,122,720
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,277,375
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,150,230
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	603,251
City of Rochester NY GOL, 4.00%, 02/15/21	1,000	1,007,550
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM),	280	356,020
Series C, 5.00%, 10/01/23 (BAM),	335	376,704
County of Albany NY GOL, 5.00%, 04/01/22	1,000	1,063,610
County of Monroe NY GOL, Series B, 5.00%, 06/01/26 (AGM)	250	309,283
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	524,550
Series B, 5.00%, 10/01/24	1,000	1,158,150
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM),	1,000	1,266,030
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	537,440
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM),	1,000	1,267,360
Series C, 5.00%, 10/01/21	500	518,880
Series C, 5.00%, 10/01/27	975	1,218,594
County of Rockland NY GOL, Series A, 5.00%, 03/01/22 (AGM)	1,000	1,059,240
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,868,498
County of Westchester NY GO, Series B, 5.00%, 07/01/21	290	298,158
County of Westchester NY GOL
Series A, 5.00%, 12/01/20	100	100,000
Series A, 5.00%, 01/01/21	2,450	2,459,555
Series A, 5.00%, 01/01/22	885	931,321
Series A, 5.00%, 12/01/24	1,000	1,191,430
Series A, 5.00%, 10/15/28	1,000	1,342,000
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	900,847
Erie County Fiscal Stability Authority RB
Series A, 5.00%, 05/15/21	670	684,700
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	558,617
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	163,133
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW),	220	234,513
Series A, 5.00%, 05/01/21 (SAW),	100	101,938
Series A, 5.00%, 05/01/23 (SAW),	500	555,320
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW),	795	845,053
Hudson Yards Infrastructure Corp. RB 5.00%, 02/15/30 (Call 02/15/27)	1,000	1,230,130
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	480	484,502
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	20	20,207
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	385	389,127
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	615	621,993
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,184,992
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,334,748
Series A, 5.00%, 02/15/23	375	411,701
Series A, 5.00%, 02/15/26	200	244,272
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	494,948
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	122,576
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	606,810
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,688,540
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,601,418
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	597,890
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	238,590
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	237,178

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/45 (Call 02/15/27)	$650	$766,564
Long Island Power Authority RB
5.00%, 09/01/21	45	46,608
5.00%, 09/01/21 (ETM)	155	160,611
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,751,834
5.00%, 09/01/38 (Call 09/01/28)	250	315,985
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,348,736
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	877,155
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	2,118,694
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	288,593
Series A, 5.00%, 09/01/37 (Call 09/01/22)	665	713,751
Series A, 5.00%, 09/01/37 (PR 09/01/22)	335	363,217
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,020,270
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,696,901
Series B, 1.65%, 09/01/49 (Put 03/01/24)(a)(b)	600	618,540
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	269,148
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,187,548
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	599,475
Metropolitan Transportation Authority RB
4.00%, 11/15/45 (Call 11/15/30)	430	456,101
Series A, 0.00%, 11/15/30(c)	850	638,613
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	269,580
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	858,148
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	475,912
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	357,146
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	522,980
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	1,053,940
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,434,897
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	369,943
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,102,950
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	220,888
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	563,425
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	365,257
Series B, 5.00%, 11/15/22	600	628,290
Series B, 5.00%, 11/15/24	500	545,580
Series B, 5.00%, 11/15/25	250	277,958
Series B, 5.00%, 11/15/26	625	706,487
Series B, 5.00%, 11/15/28	1,005	1,165,539
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	426,320
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,130,000
Series B, 5.25%, 11/15/26 (AGM),	1,000	1,244,100
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,201,870
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	727,341
Series C, 5.00%, 11/15/22	260	272,259
Series C, 5.00%, 11/15/22 (ETM)	150	163,902
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	574,185
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	285,824
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	245,853
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,257,492
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,108,040
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	420,792
Series C-1, 5.00%, 11/15/25	200	222,362
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	381,486
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,356,636
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,171,410
Series C-2, 0.00%, 11/15/27(c)	1,000	810,430
Series C-2, 0.00%, 11/15/29(c)	1,000	744,840
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	253,705
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,311,587
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,287,761

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 11/15/28 (Call 11/15/22)	$500	$522,895
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	930,361
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	558,470
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	264,605
Series D-1, 5.00%, 11/01/22	250	261,543
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	969,048
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	1,056,350
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	106,537
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	93,527
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	573,657
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	261,338
Monroe County Industrial Development Corp./NY RB, Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,752,290
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,085,490
Nassau County Interim Finance Authority RB
Series A, 5.00%, 11/15/22	1,670	1,825,811
Series A, 5.00%, 11/15/24	1,000	1,188,010
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	452,974
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	700,560
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW),	340	364,266
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW),	420	431,672
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW),	425	493,569
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW),	560	670,460
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW),	500	593,490
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW),	500	578,405
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW),	380	431,984
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW),	500	639,260
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW),	500	639,260
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/32 (Call 05/01/26)	500	605,200
5.00%, 08/01/33 (Call 08/01/24)	1,150	1,326,824
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,641,220
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,317,470
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,192,360
Series A, 5.00%, 11/01/21	500	521,855
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	416,916
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	390,506
Series A-1, 5.00%, 05/01/21	1,000	1,019,800
Series A-1, 5.00%, 08/01/24	500	584,400
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	393,213
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	374,972
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,183,160
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,262,010
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	445,312
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,241,600
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	454,908
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	543,215
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	298,438
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	1,112,528
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	235,898
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	605,075
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	578,845
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	241,598
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	1,022,812

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	$1,000	$1,250,840
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,263,400
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,213,077
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,707,000
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	600,190
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,218,100
Series C, 5.00%, 11/01/24	950	1,121,161
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,500,812
Series C, 5.00%, 11/01/26	115	144,542
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	1,095,462
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	548,734
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	606,965
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,262,550
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,175,340
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,742,235
Series C-1, 5.00%, 05/01/23	500	555,835
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,238,658
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	156,189
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	251,898
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	302,256
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	503,670
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	117,248
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	912,465
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	597,370
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,846,800
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	1,096,576
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	244,406
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	592,950
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,615,208
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	262,583
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,642,905
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,254,640
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,400,419
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,233,700
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	711,205
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	355,680
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,286,730
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	636,925
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	635,325
New York City Water & Sewer System RB
4.00%, 06/15/50 (Call 06/15/30)	1,000	1,182,780
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,070,610
Series AA, 4.00%, 06/15/24	420	475,133
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,698,015
Series AA, 5.00%, 06/15/24	200	233,288
Series AA, 5.00%, 06/15/27	1,000	1,291,410
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	430,891
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	153,890
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	419,856
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	523,485
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	215,555
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	582,175
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	500,793
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	761,562
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,324,496
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	629,785
Series CC, 5.00%, 06/15/25	805	976,111
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	935	978,618
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	173,158

Security	Par (000)	Value

New York (continued)
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	$370	$408,806
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	369,158
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	290,948
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,129,400
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	600	629,856
Series DD, 5.00%, 06/15/21	500	512,965
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	548,520
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	314,262
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,150,390
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,341,382
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	561,610
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,956,180
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	568,985
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,820,235
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	591,390
Series DD-1, 5.00%, 06/15/30	500	693,165
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	608,020
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	601,375
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	535,145
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	621,630
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	374,922
Series EE, 5.38%, 06/15/43 (Call 12/15/20)	40	40,076
Series EE, 5.38%, 06/15/43 (PR 12/15/20)	85	85,161
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	520,860
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,335,062
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,354,492
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	25	25,635
Series GG, 5.00%, 06/15/26 (PR 06/15/21)	235	241,094
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	589,675
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	287,260
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,801,996
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,292,860
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	769,035
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	164,016
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	282,525
Series A, 0.00%, 11/15/48(c)	500	187,590
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	567,680
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	1,270	1,322,083
5.25%, 12/15/43 (Call 12/15/21)	740	772,641
5.75%, 11/15/51 (Call 11/15/21)	90	94,167
New York Local Government Assistance Corp. RB, Series A, 5.00%, 04/01/21	675	685,769
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	1,020	1,069,276
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	725	792,940
Series A, 5.00%, 11/15/38 (Call 11/15/21)	2,910	3,036,876
New York Power Authority RB
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,770,915
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	1,172,090
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	932,392
New York State Dormitory Authority RB
4.00%, 07/01/46 (Call 07/01/29)	1,000	1,139,970
Series 1, 5.50%, 07/01/40 (AMBAC),	400	592,396
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	2,370,283
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	567,815
Series A, 5.00%, 12/15/20	150	150,261
Series A, 5.00%, 03/15/21	825	836,344

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/24	$500	$575,610
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	273,775
Series A, 5.00%, 05/15/25 (Call 05/15/22)	500	532,795
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,092,960
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	405,619
Series A, 5.00%, 07/01/26	1,125	1,378,974
Series A, 5.00%, 10/01/26	255	323,445
Series A, 5.00%, 10/01/27	500	652,010
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	402,635
Series A, 5.00%, 10/01/28	500	668,555
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	627,342
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,154,729
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	809,623
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	471,828
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	544,445
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,179,110
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	386,383
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,834,440
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	612,755
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	380,328
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,331,690
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,278,760
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	585,630
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,550,540
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,985,805
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	610,460
Series A, 5.00%, 02/15/36 (PR 02/15/23)	2,000	2,210,900
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,266,320
Series A, 5.00%, 07/01/37 (PR 07/01/22)	760	817,912
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	554,715
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,260,190
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	600,710
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,257,690
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	425,166
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	293,158
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	507,285
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	552,725
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,151,567
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	559,035
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	126,791
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	111,302
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	282,478
Series A, 5.00%, 10/01/47	300	490,485
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	598,725
Series A, 5.00%, 10/01/48	500	823,960
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	619,110
Series A, 5.00%, 10/01/50	310	518,078
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	921,018
Series A-2, 5.00%, 10/01/46	225	364,734
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	868,370
Series B, 5.00%, 10/01/22	125	136,030
Series B, 5.00%, 10/01/24	190	224,709
Series B, 5.00%, 02/15/26	670	823,524
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,175,750
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	946,192
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,107,792
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	585,160
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,243,290
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	463,170
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	526,130

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/37 (Call 08/15/27)	$500	$617,365
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	581,780
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	636,290
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,232,833
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,220,120
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	634,115
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	584,975
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	222,864
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	253,180
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	565,420
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,257,440
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	625,155
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	505,925
Series C, 5.50%, 07/01/23 (NPFGC),	200	216,802
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	4,651,240
Series D, 5.00%, 02/15/23	200	220,464
Series D, 5.00%, 02/15/25	1,400	1,665,314
Series D, 5.00%, 02/15/28	1,000	1,288,660
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	248,104
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,096,060
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	314,040
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	261,515
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	463,068
Series E, 5.00%, 02/15/23	500	551,160
Series E, 5.00%, 02/15/24	1,000	1,147,080
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,199,130
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW),	400	433,156
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	875	897,540
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	550,441
Series A, 5.00%, 06/15/22	375	402,533
Series A, 5.00%, 06/15/23	460	515,536
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	687,552
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	687,450
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	351,159
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	251,762
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,208,770
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	647,410
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	1,027,384
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,543,428
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	590,225
Series B, 5.00%, 05/15/21	1,000	1,021,760
Series B, 5.00%, 06/15/24	250	291,995
Series B, 5.00%, 06/15/25 (Call 06/15/21)	600	615,390
Series B, 5.00%, 06/15/28	500	662,820
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	511,455
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	92,013
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,263,910
Series D, 5.00%, 06/15/25 (Call 06/15/22)	2,000	2,146,360
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,558,021
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,229,380
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	530	560,904
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,589,115
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	202,778
New York State Thruway Authority RB
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	635,796
Series A, 5.00%, 03/15/21	250	253,438
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	259,460

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 01/01/31 (Call 01/01/26)	$100	$118,990
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	581,185
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	693,924
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,212,432
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,739,895
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,133,540
Series I, 5.00%, 01/01/37 (PR 01/01/22)	300	315,636
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,000	1,052,120
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	148,010
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	113,689
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,233,192
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	543,822
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	292,158
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	397,035
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	574,350
Series L, 5.00%, 01/01/21	250	250,950
Series L, 5.00%, 01/01/24	500	566,470
Series L, 5.00%, 01/01/25	200	234,872
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	997,871
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	520,595
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,410,220
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	500	588,880
5.00%, 03/15/23	750	830,137
5.00%, 03/15/31 (Call 09/15/30)	500	676,250
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,618,480
5.00%, 03/15/41 (Call 09/15/30)	2,000	2,595,420
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,278,620
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,198,550
Series A, 5.00%, 03/15/22	825	875,391
Series A, 5.00%, 03/15/25	350	418,428
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	189,768
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	904,057
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	253,210
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	487,864
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	618,130
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	418,058
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	242,082
Series A-1, 5.00%, 03/15/21	450	456,187
Series A-1, 5.00%, 03/15/22	400	424,432
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	553,290
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	573,534
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	261,314
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	774,606
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	719,753
Series C-1, 5.00%, 03/15/27	285	361,155
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	613,225
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,106,580
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	110,513
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,461,409
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	579,915
5.00%, 12/01/40 (Call 12/01/29)	500	643,690
5.00%, 12/01/43 (Call 12/01/29)	500	638,390
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	1,086,540
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	433,804
4.00%, 06/15/44 (Call 06/15/24)	250	269,968
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,157,510

Security	Par (000)	Value

New York (continued)
5.00%, 07/15/24	$125	$145,355
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,304,040
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,308,080
5.00%, 07/15/33 (Call 07/15/30)	500	663,310
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,298,070
5.00%, 09/01/34 (Call 09/01/24)	250	283,533
5.00%, 09/01/36 (Call 09/01/24)	400	452,244
Series 116, 5.00%, 01/15/41 (Call 01/15/21)	250	251,095
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	250	261,943
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	178,112
Series 179, 5.00%, 12/01/21	795	832,667
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,189,790
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,183,510
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	580,415
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,189,790
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	593,840
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	587,190
Series 205, 5.00%, 11/15/25	100	121,773
Series 5, 5.38%, 03/01/28	460	545,427
Series NY, 4.00%, 09/01/43 (Call 09/01/28)	750	860,820
Series NY, 5.00%, 07/15/35 (Call 07/15/28)	500	628,590
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	475	517,992
Series A, 5.00%, 10/15/23	300	341,166
Series A, 5.00%, 10/15/24	1,750	2,072,892
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,020	1,197,837
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,801,622
Series A, 5.00%, 10/15/29 (Call 10/15/24)	1,570	1,835,157
Series A, 5.00%, 10/15/30 (Call 10/15/24)	800	934,776
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,617,181
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	214,150
Series A, 5.00%, 02/15/22	500	529,065
Series A, 5.00%, 02/15/22 (PR 02/15/21)	100	100,995
Series A, 5.00%, 02/15/23	100	110,650
Series A, 5.00%, 03/01/23	1,000	1,108,620
Series A, 5.00%, 03/01/24	110	127,135
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	409,838
Series C, 5.00%, 04/15/22	1,000	1,066,180
Series E, 4.25%, 12/15/41 (Call 12/15/21)	3,000	3,097,680
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,132,070
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	557,270
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	4,109,721
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	17,544
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW),	500	585,030
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW),	500	623,435
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW),	130	161,308
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,967,524
4.00%, 03/15/28 (Call 03/15/24)	250	279,513
5.00%, 03/15/22	100	106,229
Series C, 5.00%, 01/15/23	2,000	2,205,960
Town of Hempstead NY GOL, Series A, 5.00%, 06/15/22	1,950	2,092,857
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/43 (Call 05/15/29)	665	836,962
Series A, 0.00%, 11/15/30(c)	445	364,548
Series A, 0.00%, 11/15/32(c)	200	154,562
Series A, 4.00%, 11/15/54 (Call 11/15/30)	325	379,135

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/22	$150	$162,885
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	78,909
Series A, 5.00%, 11/15/23	245	278,021
Series A, 5.00%, 11/15/24	1,355	1,596,271
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	320,639
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	551,020
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	368,242
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	288,378
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	616,520
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,588,427
Series A, 5.25%, 01/01/28 (PR 01/01/22)	425	448,298
Series B, 0.00%, 11/15/32(c)	700	543,529
Series B, 4.00%, 11/15/21	200	206,976
Series B, 5.00%, 11/15/21	520	543,083
Series B, 5.00%, 11/15/22	500	543,770
Series B, 5.00%, 11/15/24	250	294,515
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	706,914
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	770,712
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	450,316
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,245,010
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	399,393
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	2,059,727
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	304,978
Series B, 5.50%, 01/01/30 (PR 01/01/22)	880	927,247
Series C-1, 5.00%, 11/15/25	500	610,235
Series C-1, 5.00%, 11/15/26	1,000	1,255,570
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	157,908
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	768,075
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,218,810
5.00%, 12/15/35 (Call 12/15/25)	600	728,958
5.00%, 12/15/36 (Call 12/15/25)	150	181,991
5.00%, 12/15/37 (Call 12/15/25)	750	908,295
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,511,448
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,885,170

Security	Par/ Shares (000)	Value

New York (continued)
5.00%, 12/15/41 (Call 12/15/27)	$255	$319,592
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	458,704
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	505,899
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	615,492
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	713,212
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,422,737
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	853,402
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,133,970
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,120,270

		477,666,102

Total Municipal Debt Obligations — 97.6% (Cost: $455,853,952)		477,666,102

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(d)(e)	6,388	6,387,622

Total Short-Term Investments — 1.3% (Cost: $6,387,623)		6,387,622

Total Investments in Securities — 98.9% (Cost: $462,241,575)		484,053,724

Other Assets, Less Liabilities — 1.1%		5,188,189

Net Assets — 100.0%		$489,241,913

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$2,459,588	$3,927,810	(a)	$—	$224	$—	$6,387,622	6,388	$16,109	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® New York Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$477,666,102	$—	$477,666,102
Money Market Funds	6,387,622	—	—	6,387,622

	$6,387,622	$477,666,102	$—	$484,053,724

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
RB	Revenue Bond
SAW	State Aid Withholding